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UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-22981

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                              AVONDALE FUNDS

              (Exact name of registrant as specified in charter)

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

(Address of principal executive offices)(Zip code)

Copies to:

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

(856) 374-1744

(Name and address of agent for service)

                                1-310-779-7383

              Registrant's telephone number, including area code

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Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

	Avondale Core Investment Fund
	Schedule of Investments
	July 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 2.54%

Computer & Office Equipment - 0.37%
20	International Business Machines Corp.	$ 3,212

Crude Petroleum & Natural Gas - 0.12%
20	Apache Corp.	1,050

Deep Sea Foreign Transportation Of Freight - 0.15%
500	Diana Shipping, Inc. (Greece) *	1,300

National Commercial Banks - 1.49%
200	Bank of America Corp.	2,898
50	Capital One Financial Corp.	3,354
50	Cullen/Frost Bankers, Inc.	3,395
50	JPMorgan Chase & Co.	3,198
		12,845
Radio Telephone Communications - 0.40%
75	T-Mobile US, Inc. *	3,476

TOTAL FOR COMMON STOCKS (Cost $24,533) - 2.54%		$ 21,883

SHORT TERM INVESTMENTS - 97.58%
842,241	Fidelity Institutional Prime Money Market Fund Class II 0.25% ** (Cost $842,241)	842,241

TOTAL INVESTMENTS (Cost $866,774) *** - 100.12%		$ 864,124

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12%)		(1,009)

NET ASSETS - 100.00%		$ 863,115

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2016.

*** At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $217,835, amounted to $5,448, which consisted of aggregate gross unrealized appreciation of $900 and aggregate gross unrealized depreciation of $6,348.

NOTES TO FINANCIAL STATEMENTS
Avondale Core Investment Fund
1. SECURITY TRANSACTIONS

At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $866,774, amounted to $2,650, which consisted of aggregate gross unrealized appreciation of $1,414 and aggregate gross unrealized depreciation of $4,064.

2. SECURITY VALUATION

The Fund’s assets are valued at the market value using market quotations. Common stocks in the Fund’s portfolio are valued at the last quoted sale price on the day the valuation is made. Those common stocks that are not traded on the valuation date are valued at the last bid price. When the market quotation of a stock is either not readily available or not reliable, the Adviser will determine the fair value of the stock in accordance with the guideline approved by the Fund’s Board of Trustees. As a general principle, the fair value of a stock is the price that the Fund may reasonably expect to receive for the stock upon its current sale.

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards  No. 157, "Fair Value Measurements" ("SFAS 157"). In  accordance with  SFAS 157,  fair value is defined as the price  that the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable or unobservable  and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,883	$0	$0	$21,883
Cash Equivalents	$842,241	$0	$0	$842,241
Total	$864,124	$0	$0	$864,124

ITEM 2. CONTROLS AND PROCEDURES

(a) The  Registrant's  President/Chief  Executive  Officer and Treasurer/Chief Financial  Officer has concluded that the Registrant's disclosure controls and  procedures  (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the  filing  date  of  the report that includes the disclosure required by this  paragraph,  based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There  were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably  likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate  certifications  for  each  principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Avondale Funds

By: /s/ Scott Krisiloff

Scott Krisiloff, President

Date: Septembr 20, 2016

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following  person  on  behalf  of the registrant and in the capacities and on the date indicated.

By: /s/ Scott Krisiloff

Scott Krisiloff, President

Date: September 20, 2016